Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Non-Current Assets

Other non-current assets consisted of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Employee loans(1)	29,908	28,215
Rental deposits(2)	2,774	3,932
Others	5,198	1,013
Total	37,880	33,160

(1)
In 2019, the Group approved an employee benefit program under which eligible employees can apply for loans from the Group at prevailing interest rates. Upon maturity, the loans can be repaid by cash or the Company's ordinary shares held by those employees based on prevailing market price at the settlement date.
The amount represented office and enrollment centers’ rental deposits under the lease contracts, which are not refundable within one year.